Vanguard® Core-Plus Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (60.1%)
U.S. Government Securities (38.5%)
	United States Treasury Note/Bond	5.000%	10/31/25	2,990	3,025
	United States Treasury Note/Bond	4.875%	11/30/25	2,458	2,484
	United States Treasury Note/Bond	4.625%	10/15/26	763	775
	United States Treasury Note/Bond	4.625%	11/15/26	907	922
	United States Treasury Note/Bond	4.375%	12/15/26	2,485	2,511
	United States Treasury Note/Bond	3.500%	4/30/28	294	289
	United States Treasury Note/Bond	4.625%	9/30/28	369	381
	United States Treasury Note/Bond	1.375%	10/31/28	750	668
[1]	United States Treasury Note/Bond	4.875%	10/31/28	409	427
	United States Treasury Note/Bond	0.625%	8/15/30	668	542
	United States Treasury Note/Bond	4.875%	10/31/30	1,185	1,255
	United States Treasury Note/Bond	4.375%	11/30/30	594	612
	United States Treasury Note/Bond	3.875%	8/15/33	425	425
	United States Treasury Note/Bond	4.500%	11/15/33	381	401
	United States Treasury Note/Bond	4.250%	5/15/39	375	387
	United States Treasury Note/Bond	4.500%	8/15/39	650	689
	United States Treasury Note/Bond	3.875%	5/15/43	666	637
	United States Treasury Note/Bond	4.375%	8/15/43	268	274
	United States Treasury Note/Bond	4.750%	11/15/43	475	511
	United States Treasury Note/Bond	3.375%	11/15/48	276	241
	United States Treasury Note/Bond	2.875%	5/15/49	38	30
	United States Treasury Note/Bond	3.625%	5/15/53	13	12
	United States Treasury Note/Bond	4.125%	8/15/53	948	963
	United States Treasury Note/Bond	4.750%	11/15/53	845	952
					19,413
Conventional Mortgage-Backed Securities (21.6%)
[2,3]	Ginnie Mae II Pool	2.500%	1/15/54	1,400	1,225
[2,3]	Ginnie Mae II Pool	3.000%	1/15/54	750	679
[2,3]	Ginnie Mae II Pool	4.000%	1/15/54	250	239
[2,3]	Ginnie Mae II Pool	4.500%	1/15/54	300	293
[2,3]	Ginnie Mae II Pool	5.500%	1/15/54	250	252
[2,3]	Ginnie Mae II Pool	6.000%	1/15/54	500	508
[2,3,4]	UMBS Pool	2.000%	1/1/51–1/25/54	3,509	2,873
[2,3,4]	UMBS Pool	2.500%	1/25/54	1,750	1,489
[2,3,4]	UMBS Pool	3.000%	1/25/54	750	664
[2,3,4]	UMBS Pool	3.500%	1/25/54	500	459
[2,3,4]	UMBS Pool	4.000%	1/25/54	600	568
[2,3,4]	UMBS Pool	4.500%	1/25/54	250	242
[2,3,4]	UMBS Pool	5.000%	1/25/54	650	643
[2,3,4]	UMBS Pool	5.500%	1/25/54	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	UMBS Pool	6.000%	1/25/54	275	279
					10,916
Total U.S. Government and Agency Obligations (Cost $30,036)					30,329
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	75	77
[2,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	75
[2,5]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	76
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $228)					228
Corporate Bonds (37.7%)
Communications (3.0%)
[5]	Altice France SA	5.125%	7/15/29	12	9
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
	AT&T Inc.	5.400%	2/15/34	10	10
	AT&T Inc.	4.900%	8/15/37	25	24
	AT&T Inc.	4.300%	12/15/42	15	13
	AT&T Inc.	3.550%	9/15/55	25	18
[5]	CCO Holdings LLC	4.750%	3/1/30	35	32
	Charter Communications Operating LLC	4.400%	4/1/33	120	111
	Charter Communications Operating LLC	6.484%	10/23/45	7	7
	Comcast Corp.	3.750%	4/1/40	15	13
	Comcast Corp.	2.987%	11/1/63	50	32
[5]	Cox Communications Inc.	4.800%	2/1/35	15	14
[5]	CSC Holdings LLC	5.750%	1/15/30	10	6
[5]	CSC Holdings LLC	4.125%	12/1/30	85	65
	Discovery Communications LLC	6.350%	6/1/40	20	20
	Discovery Communications LLC	4.650%	5/15/50	7	6
[5]	DISH DBS Corp.	5.750%	12/1/28	11	9
[5]	DISH Network Corp.	11.750%	11/15/27	55	57
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	14	12
[5]	Frontier Communications Holdings LLC	8.625%	3/15/31	65	66
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	19
	Meta Platforms Inc.	5.750%	5/15/63	17	19
	Netflix Inc.	5.875%	11/15/28	100	106
[5]	Nexstar Media Inc.	5.625%	7/15/27	16	16
	Paramount Global	4.850%	7/1/42	7	6
	Paramount Global	4.600%	1/15/45	107	81
	Paramount Global	4.950%	5/19/50	12	10
	Rogers Communications Inc.	3.800%	3/15/32	20	18
	Rogers Communications Inc.	4.550%	3/15/52	15	13
	Sprint Capital Corp.	8.750%	3/15/32	15	18
	Sprint LLC	7.625%	3/1/26	25	26
	Time Warner Cable LLC	7.300%	7/1/38	15	16
	Time Warner Cable LLC	4.500%	9/15/42	7	5
	T-Mobile USA Inc.	3.375%	4/15/29	15	14
	T-Mobile USA Inc.	5.050%	7/15/33	10	10
	T-Mobile USA Inc.	6.000%	6/15/54	15	16
	T-Mobile USA Inc.	3.600%	11/15/60	25	18
[5]	Univision Communications Inc.	8.000%	8/15/28	35	36
[5]	Univision Communications Inc.	7.375%	6/30/30	23	23
	Verizon Communications Inc.	1.750%	1/20/31	40	33
	Verizon Communications Inc.	3.850%	11/1/42	15	13
[5]	Virgin Media Finance plc	5.000%	7/15/30	80	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	VZ Secured Financing BV	5.000%	1/15/32	55	47
	Walt Disney Co.	4.750%	11/15/46	10	10
	Warnermedia Holdings Inc.	3.755%	3/15/27	107	103
	Warnermedia Holdings Inc.	4.279%	3/15/32	219	200
	Warnermedia Holdings Inc.	5.050%	3/15/42	17	15
	Warnermedia Holdings Inc.	5.141%	3/15/52	15	13
					1,513
Consumer Discretionary (1.4%)
[5]	1011778 BC ULC	3.875%	1/15/28	16	15
	Amazon.com Inc.	3.950%	4/13/52	10	9
	American Axle & Manufacturing Inc.	5.000%	10/1/29	75	66
[5]	Carnival Corp.	4.000%	8/1/28	18	17
[5]	Carnival Corp.	6.000%	5/1/29	8	8
[5]	Churchill Downs Inc.	5.750%	4/1/30	16	16
	General Motors Co.	5.000%	4/1/35	70	67
	General Motors Financial Co. Inc.	2.750%	6/20/25	7	7
	General Motors Financial Co. Inc.	6.050%	10/10/25	7	7
	General Motors Financial Co. Inc.	1.500%	6/10/26	7	6
	General Motors Financial Co. Inc.	5.850%	4/6/30	262	270
	General Motors Financial Co. Inc.	6.400%	1/9/33	15	16
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	18	17
	Home Depot Inc.	5.950%	4/1/41	7	8
	Home Depot Inc.	4.950%	9/15/52	7	7
	Home Depot Inc.	3.500%	9/15/56	15	12
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12
[5]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[5]	NCL Corp. Ltd.	7.750%	2/15/29	42	42
	Newell Brands Inc.	6.375%	9/15/27	17	17
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	37	39
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	15	14
					682
Consumer Staples (1.4%)
	Altria Group Inc.	3.875%	9/16/46	7	5
	Altria Group Inc.	3.700%	2/4/51	25	18
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	20
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	26
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	10	10
	BAT Capital Corp.	3.557%	8/15/27	25	24
	BAT Capital Corp.	6.421%	8/2/33	144	151
	BAT Capital Corp.	4.540%	8/15/47	7	5
	BAT Capital Corp.	4.758%	9/6/49	152	121
	J M Smucker Co.	6.500%	11/15/43	7	8
	J M Smucker Co.	6.500%	11/15/53	30	35
	JBS USA LUX SA	5.750%	4/1/33	90	89
[5]	JBS USA LUX SA	6.750%	3/15/34	15	16
	JBS USA LUX SA	6.500%	12/1/52	10	10
[5]	JBS USA LUX SA	7.250%	11/15/53	54	59
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	10
	Kroger Co.	4.450%	2/1/47	10	9
	PepsiCo Inc.	2.625%	7/29/29	25	23
	Philip Morris International Inc.	5.125%	11/17/27	7	7
	Philip Morris International Inc.	5.625%	11/17/29	7	7
	Philip Morris International Inc.	4.500%	3/20/42	15	13
[5]	Post Holdings Inc.	5.500%	12/15/29	16	15
	Target Corp.	2.950%	1/15/52	30	21
					702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (3.4%)
	BP Capital Markets America Inc.	2.721%	1/12/32	25	22
	BP Capital Markets America Inc.	3.060%	6/17/41	25	19
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15	16
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	10
	Cheniere Energy Partners LP	3.250%	1/31/32	10	9
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	10	10
[5]	Civitas Resources Inc.	8.750%	7/1/31	42	45
[5]	CNX Resources Corp.	7.375%	1/15/31	17	17
	ConocoPhillips Co.	3.800%	3/15/52	20	16
	DCP Midstream Operating LP	5.625%	7/15/27	10	10
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	17	17
[5]	DT Midstream Inc.	4.125%	6/15/29	13	12
	Enbridge Inc.	6.200%	11/15/30	10	11
	Enbridge Inc.	6.700%	11/15/53	10	12
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	6.400%	12/1/30	67	72
	Energy Transfer LP	6.550%	12/1/33	109	118
	Energy Transfer LP	5.300%	4/1/44	10	9
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	97	87
	Enterprise Products Operating LLC	5.350%	1/31/33	10	11
	Enterprise Products Operating LLC	3.700%	1/31/51	15	12
	EQM Midstream Partners LP	5.500%	7/15/28	35	35
	Exxon Mobil Corp.	2.995%	8/16/39	10	8
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
[5]	Kinetik Holdings LP	6.625%	12/15/28	60	61
	MPLX LP	5.650%	3/1/53	10	10
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	Occidental Petroleum Corp.	7.875%	9/15/31	167	190
	Occidental Petroleum Corp.	6.600%	3/15/46	40	43
	ONEOK Inc.	5.550%	11/1/26	30	31
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	10
[5]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
[2]	Petronas Capital Ltd.	3.500%	4/21/30	200	187
	Range Resources Corp.	8.250%	1/15/29	70	73
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	15	15
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	30	29
	Shell International Finance BV	2.750%	4/6/30	40	37
	Suncor Energy Inc.	4.000%	11/15/47	30	24
	Targa Resources Corp.	6.150%	3/1/29	65	68
	Targa Resources Corp.	6.125%	3/15/33	15	16
	Targa Resources Partners LP	6.875%	1/15/29	10	10
	TransCanada PipeLines Ltd.	4.100%	4/15/30	25	24
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	41	42
[5]	Valaris Ltd.	8.375%	4/30/30	49	50
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	11	10
[5]	Venture Global LNG Inc.	8.125%	6/1/28	20	20
[5]	Venture Global LNG Inc.	8.375%	6/1/31	20	20
[5]	Venture Global LNG Inc.	9.875%	2/1/32	40	42
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	39
	Williams Cos. Inc.	4.650%	8/15/32	10	10
					1,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (14.0%)
	AerCap Ireland Capital DAC	3.500%	1/15/25	150	147
	Allstate Corp.	5.250%	3/30/33	100	102
	American Express Co.	3.950%	8/1/25	15	15
	American Express Co.	5.850%	11/5/27	25	26
	American Express Co.	6.489%	10/30/31	7	8
	Aon Corp.	5.350%	2/28/33	15	15
	Arthur J Gallagher & Co.	6.750%	2/15/54	15	18
	Banco Santander SA	6.607%	11/7/28	100	107
	Banco Santander SA	6.938%	11/7/33	75	83
[2]	Bank of America Corp.	3.970%	3/5/29	120	115
[2]	Bank of America Corp.	2.972%	2/4/33	15	13
[2]	Bank of America Corp.	4.078%	4/23/40	7	6
[2]	Bank of America Corp.	2.831%	10/24/51	7	5
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	96
	Bank of New York Mellon Corp.	4.706%	2/1/34	25	24
	Bank of Nova Scotia	4.750%	2/2/26	7	7
	Barclays plc	5.304%	8/9/26	200	199
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	15	15
	Capital One Financial Corp.	3.750%	7/28/26	9	9
	Capital One Financial Corp.	3.750%	3/9/27	15	14
	Capital One Financial Corp.	5.468%	2/1/29	215	215
	Capital One Financial Corp.	6.312%	6/8/29	15	15
[2]	Capital One Financial Corp.	7.624%	10/30/31	60	66
	Capital One Financial Corp.	5.817%	2/1/34	15	15
	Charles Schwab Corp.	6.196%	11/17/29	15	16
	Citigroup Inc.	2.014%	1/25/26	45	43
[2]	Citigroup Inc.	4.075%	4/23/29	350	337
	Corebridge Financial Inc.	3.500%	4/4/25	20	20
	Corebridge Financial Inc.	3.650%	4/5/27	50	48
	Corebridge Financial Inc.	3.850%	4/5/29	30	28
	Corebridge Financial Inc.	4.350%	4/5/42	15	13
	Corebridge Financial Inc.	4.400%	4/5/52	15	13
	Credit Suisse AG	7.500%	2/15/28	1,024	1,122
	Equitable Holdings Inc.	5.594%	1/11/33	15	15
	Fifth Third Bancorp	1.707%	11/1/27	8	7
	Fifth Third Bancorp	6.339%	7/27/29	493	513
	Fifth Third Bancorp	4.337%	4/25/33	15	14
[2]	Fifth Third Bank NA	3.950%	7/28/25	200	196
[5]	GGAM Finance Ltd.	8.000%	2/15/27	40	41
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	227	252
	Goldman Sachs Group Inc.	6.750%	10/1/37	19	21
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	23
	HSBC Holdings plc	5.887%	8/14/27	100	101
	Huntington Bancshares Inc.	6.208%	8/21/29	50	52
	Huntington Bancshares Inc.	5.023%	5/17/33	100	97
	Huntington National Bank	4.552%	5/17/28	200	193
	Huntington National Bank	5.650%	1/10/30	200	202
	JPMorgan Chase & Co.	6.400%	5/15/38	25	29
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	15	12
	JPMorgan Chase & Co.	3.328%	4/22/52	15	11
	M&T Bank Corp.	4.553%	8/16/28	175	169
	M&T Bank Corp.	7.413%	10/30/29	49	53
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	243
[2]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	190
	MetLife Inc.	4.875%	11/13/43	10	10
[2]	Morgan Stanley	4.000%	7/23/25	20	20
	Morgan Stanley	5.050%	1/28/27	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.123%	2/1/29	140	141
	Morgan Stanley	5.948%	1/19/38	40	40
[2]	Morgan Stanley	3.971%	7/22/38	25	22
[2]	Morgan Stanley	4.457%	4/22/39	15	14
	Morgan Stanley	4.300%	1/27/45	15	14
	Nasdaq Inc.	5.350%	6/28/28	110	113
	Nasdaq Inc.	5.550%	2/15/34	152	158
	Nasdaq Inc.	2.500%	12/21/40	100	69
	Navient Corp.	9.375%	7/25/30	18	19
	OneMain Finance Corp.	3.500%	1/15/27	26	24
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	60	62
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	10
[2]	PNC Bank NA	4.050%	7/26/28	591	569
	PNC Financial Services Group Inc.	5.939%	8/18/34	158	165
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	25	25
[2]	Royal Bank of Canada	3.970%	7/26/24	15	15
	State Street Corp.	5.820%	11/4/28	15	16
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	40	45
[2]	Toronto-Dominion Bank	5.532%	7/17/26	10	10
	US Bancorp	5.775%	6/12/29	9	9
	US Bancorp	5.850%	10/21/33	25	26
	US Bancorp	5.836%	6/12/34	15	15
[2]	Wells Fargo & Co.	2.393%	6/2/28	20	18
[2]	Wells Fargo & Co.	3.068%	4/30/41	15	11
[2]	Wells Fargo & Co.	4.611%	4/25/53	15	14
	Willis North America Inc.	2.950%	9/15/29	15	13
					7,085
Health Care (3.0%)
	AbbVie Inc.	4.050%	11/21/39	25	23
[2]	AdventHealth Obligated Group	2.795%	11/15/51	15	10
	Amgen Inc.	4.200%	3/1/33	200	190
	Amgen Inc.	4.950%	10/1/41	7	7
	Amgen Inc.	5.600%	3/2/43	15	16
	Amgen Inc.	5.650%	3/2/53	15	16
	Becton Dickinson & Co.	4.693%	2/13/28	15	15
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	6
	Bristol-Myers Squibb Co.	2.350%	11/13/40	15	11
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10	6
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	54	47
	Cencora Inc.	4.300%	12/15/47	25	22
	Centene Corp.	2.450%	7/15/28	25	22
	Centene Corp.	3.000%	10/15/30	7	6
	Cigna Group	4.800%	8/15/38	15	15
[5]	Community Health Systems Inc.	8.000%	3/15/26	11	11
	CVS Health Corp.	5.125%	2/21/30	495	503
	CVS Health Corp.	1.750%	8/21/30	235	194
	CVS Health Corp.	6.000%	6/1/63	17	18
[5]	DaVita Inc.	3.750%	2/15/31	14	12
	Elevance Health Inc.	3.125%	5/15/50	17	12
	Elevance Health Inc.	6.100%	10/15/52	10	11
	Gilead Sciences Inc.	4.150%	3/1/47	15	13
[5]	Medline Borrower LP	3.875%	4/1/29	31	28
[5]	Organon & Co.	5.125%	4/30/31	75	64
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	30	30
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	15	15
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	17
	Tenet Healthcare Corp.	6.250%	2/1/27	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	6.125%	10/1/28	10	10
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	56	54
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	25	26
	UnitedHealth Group Inc.	6.050%	2/15/63	15	17
	Zoetis Inc.	4.700%	2/1/43	7	7
					1,486
Industrials (3.5%)
[5]	American Airlines Inc.	7.250%	2/15/28	40	41
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	75	67
	Boeing Co.	5.705%	5/1/40	50	52
	Boeing Co.	5.930%	5/1/60	149	155
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	33
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	14
[5]	Carrier Global Corp.	5.800%	11/30/25	15	15
	CSX Corp.	3.800%	11/1/46	30	25
[5]	Delta Air Lines Inc.	4.750%	10/20/28	200	197
[5]	ERAC USA Finance LLC	7.000%	10/15/37	25	29
	General Dynamics Corp.	3.750%	5/15/28	10	10
	General Dynamics Corp.	2.850%	6/1/41	15	11
	L3Harris Technologies Inc.	5.400%	7/31/33	15	15
	Lockheed Martin Corp.	4.700%	5/15/46	15	15
	Lockheed Martin Corp.	4.300%	6/15/62	20	18
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	749	751
	Parker-Hannifin Corp.	3.250%	6/14/29	50	47
	RTX Corp.	5.400%	5/1/35	40	41
	RTX Corp.	4.875%	10/15/40	90	86
	Ryder System Inc.	6.600%	12/1/33	60	67
[5]	TransDigm Inc.	6.750%	8/15/28	40	41
	Union Pacific Corp.	3.839%	3/20/60	20	16
[5]	United Airlines Inc.	4.375%	4/15/26	28	27
					1,773
Materials (2.1%)
	Ball Corp.	2.875%	8/15/30	24	21
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	279
[2]	Cemex SAB de CV	5.125%	Perpetual	200	190
[5]	Chemours Co.	4.625%	11/15/29	70	61
[5]	Georgia-Pacific LLC	2.300%	4/30/30	15	13
	LYB International Finance III LLC	3.375%	10/1/40	15	12
	Nutrien Ltd.	5.900%	11/7/24	15	15
	Nutrien Ltd.	5.950%	11/7/25	25	25
	Nutrien Ltd.	4.900%	6/1/43	60	56
	Nutrien Ltd.	5.800%	3/27/53	10	11
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	64
[5]	Sealed Air Corp.	5.000%	4/15/29	16	16
	Sherwin-Williams Co.	2.950%	8/15/29	15	14
	Sherwin-Williams Co.	2.200%	3/15/32	15	13
	Vale Overseas Ltd.	3.750%	7/8/30	300	275
					1,065
Real Estate (0.5%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	15	15
	Corporate Office Properties LP	2.250%	3/15/26	10	9
	ERP Operating LP	4.500%	7/1/44	25	22
	Extra Space Storage LP	5.500%	7/1/30	15	15
	Extra Space Storage LP	5.900%	1/15/31	15	16
	Healthpeak OP LLC	5.250%	12/15/32	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Highwoods Realty LP	7.650%	2/1/34	7	8
	Kimco Realty OP LLC	4.250%	4/1/45	10	8
	NNN REIT Inc.	5.600%	10/15/33	15	15
	Prologis LP	1.750%	2/1/31	115	96
	Prologis LP	5.250%	6/15/53	15	16
	Public Storage Operating Co.	5.350%	8/1/53	10	10
	Sabra Health Care LP	3.200%	12/1/31	15	12
[5]	VICI Properties LP	4.625%	6/15/25	15	15
					272
Technology (1.3%)
	Apple Inc.	4.100%	8/8/62	15	13
	Broadcom Inc.	3.150%	11/15/25	40	39
	Broadcom Inc.	3.459%	9/15/26	15	15
	Broadcom Inc.	4.150%	11/15/30	10	10
[5]	Broadcom Inc.	3.419%	4/15/33	20	18
[5]	Broadcom Inc.	3.469%	4/15/34	271	236
[5]	Broadcom Inc.	4.926%	5/15/37	20	19
[5]	Cloud Software Group Inc.	6.500%	3/31/29	40	38
[5]	Cloud Software Group Inc.	9.000%	9/30/29	21	20
	Dell International LLC	4.900%	10/1/26	15	15
	Dell International LLC	8.350%	7/15/46	5	7
[5]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	18	19
	Intel Corp.	4.100%	5/19/46	30	26
[5]	McAfee Corp.	7.375%	2/15/30	15	14
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	4.000%	11/15/47	40	32
[5]	Seagate HDD Cayman	8.250%	12/15/29	18	19
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	8
	Western Digital Corp.	2.850%	2/1/29	75	64
	Workday Inc.	3.700%	4/1/29	25	24
					655
Utilities (4.1%)
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	10	8
[2]	Alabama Power Co.	1.450%	9/15/30	15	12
	Ameren Corp.	5.700%	12/1/26	10	10
	Ameren Corp.	5.000%	1/15/29	1,000	1,006
	American Electric Power Co. Inc.	2.031%	3/15/24	100	99
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
	Atmos Energy Corp.	6.200%	11/15/53	15	18
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	20
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	9
[5]	Calpine Corp.	5.125%	3/15/28	27	26
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	10
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	17
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	271
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	48
	Entergy Texas Inc.	5.000%	9/15/52	25	24
	Exelon Corp.	4.100%	3/15/52	30	24
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	13
	Georgia Power Co.	4.700%	5/15/32	30	30
	Georgia Power Co.	4.950%	5/17/33	25	25
	Georgia Power Co.	5.125%	5/15/52	15	15
[5]	Oglethorpe Power Corp.	6.200%	12/1/53	40	43
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	12
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	10
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	4.500%	7/1/40	10	9
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	11
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	15	15
	PPL Electric Utilities Corp.	5.250%	5/15/53	25	26
	Southern Co.	5.700%	10/15/32	10	11
	Virginia Electric & Power Co.	2.400%	3/30/32	200	169
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	34	33
					2,088
Total Corporate Bonds (Cost $18,828)					19,040
Floating Rate Loan Interests (0.3%)
[6]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	40	41
[6]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.710%	5/10/27	50	49
[6]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.948%	3/30/29	30	29
[6]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.348%	9/27/30	30	30
Total Floating Rate Loan Interests (Cost $149)					149
Sovereign Bonds (8.5%)
[2]	Arab Republic of Egypt	8.700%	3/1/49	200	126
[2]	Dominican Republic	6.000%	7/19/28	200	201
[2]	Empresa Nacional del Petroleo	5.250%	11/6/29	250	242
[2]	Grupo Energia Bogota SA ESP	7.850%	11/9/33	200	218
[2]	Oman Government Bond	6.750%	1/17/48	200	209
[2]	Petroleos del Peru SA	4.750%	6/19/32	200	143
	Petroleos Mexicanos	4.500%	1/23/26	200	187
	Petroleos Mexicanos	6.950%	1/28/60	100	66
[2]	Republic of Colombia	4.500%	3/15/29	250	234
	Republic of Costa Rica	7.000%	4/4/44	200	209
[2]	Republic of Guatemala	4.375%	6/5/27	200	192
[2]	Republic of Paraguay	5.000%	4/15/26	200	198
	Republic of Peru	7.350%	7/21/25	200	207
[2,7]	Republic of Romania	1.750%	7/13/30	200	178
	Republic of South Africa	4.875%	4/14/26	200	197
[2,8]	Republic of South Africa	8.500%	1/31/37	1,450	62
	Republic of the Philippines	5.170%	10/13/27	200	204
[2]	Republic of Uzbekistan International Bond	5.375%	2/20/29	300	285
[2]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	188
[2,7]	Serbia International Bond	3.125%	5/15/27	100	105
[2,9]	Southern Gas Corridor CJSC	6.875%	3/24/26	300	306
[2,10]	United Mexican States	8.500%	5/31/29	4,150	239
[2,10]	United Mexican States	7.750%	5/29/31	1,500	82
Total Sovereign Bonds (Cost $4,246)					4,278

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (12.2%)
Money Market Fund (12.2%)
[11]	Vanguard Market Liquidity Fund (Cost $6,134)	5.435%	61,342	6,133
Total Investments (119.3%) (Cost $59,621)				60,157
Other Assets and Liabilities—Net (-19.3%)				(9,713)
Net Assets (100%)				50,444
Cost is in $000.
1	Securities with a value of $53,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $3,682,000, representing 7.3% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in South African rand.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in Mexican pesos.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2024	2	226	—
Ultra Long U.S. Treasury Bond	March 2024	3	401	—
				—

Short Futures Contracts
2-Year U.S. Treasury Note	March 2024	(4)	(824)	(1)
5-Year U.S. Treasury Note	March 2024	(17)	(1,849)	(6)
Euro-Bobl	March 2024	(1)	(132)	1
Euro-Bund	March 2024	(1)	(151)	2
Long U.S. Treasury Bond	March 2024	(4)	(500)	(4)
Mini 10-Year Japanese Government Bond	March 2024	(3)	(312)	(4)
Ultra 10-Year U.S. Treasury Note	March 2024	(1)	(118)	—
				(12)
				(12)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	1/30/24	USD	180	EUR	162	1	—
State Street Bank & Trust Co.	1/30/24	USD	107	EUR	98	—	—
State Street Bank & Trust Co.	1/30/24	USD	7	JPY	859	—	—
Toronto-Dominion Bank	1/30/24	USD	233	MXN	4,032	—	(4)
Toronto-Dominion Bank	1/30/24	USD	83	MXN	1,405	—	—
State Street Bank & Trust Co.	1/30/24	USD	63	ZAR	1,164	—	—
						1	(4)
EUR—euro.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at December 31, 2023.

H.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	30,329	—	30,329
Asset-Backed/Commercial Mortgage-Backed Securities	—	228	—	228
Corporate Bonds	—	19,040	—	19,040
Floating Rate Loan Interests	—	149	—	149
Sovereign Bonds	—	4,278	—	4,278
Temporary Cash Investments	6,133	—	—	6,133
Total	6,133	54,024	—	60,157

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
Forward Currency Contracts	—	1	—	1
Total	3	1	—	4
Liabilities
Futures Contracts[1]	15	—	—	15
Forward Currency Contracts	—	4	—	4
Total	15	4	—	19
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.